Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Cash and Cash Equivalents [Abstract]
Cash	€ 3	€ 1
Cash at banks	7,011	22,856
Total	€ 7,014	€ 22,858